Property, plant and equipment, net	12 Months Ended
Mar. 31, 2016
Property, plant and equipment, net
Property, plant and equipment, net

6Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2015	2016	2016
	RMB	RMB	US$

Buildings	581,252	584,661	90,673
Leasehold improvements	14,864	14,864	2,305
Machineries	137,811	149,213	23,141
Motor vehicles	15,209	15,808	2,452
Furniture, fixtures and equipment	40,132	41,099	6,374
Construction-in-progress	4,283	1,102	171

	793,551	806,747	125,116
Less: Accumulated depreciation	(190,384)	(232,180)	(36,008)

Total property, plant and equipment, net	603,167	574,567	89,108

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Direct costs	18,150	28,819	29,812	4,623
Research and development	1,863	2,231	1,118	173
Sales and marketing	2,611	2,530	3,070	476
General and administrative	9,820	12,408	11,545	1,790

Total depreciation expense	32,444	45,988	45,545	7,062

Interest cost incurred consists of the following:

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Interest cost capitalized	25,912	—	—	—
Interest cost charged to income	70,075	101,102	107,967	16,744

Total interest cost incurred	95,987	101,102	107,967	16,744

As of March 31, 2015 and 2016, buildings with carrying value of RMB107,509 and RMB100,479 (US$15,583) were collateralized for short-term bank loans of RMB60,000 and RMB60,000 (US$9,305), respectively (Note 11).